Property and Equipment, Net (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Feb. 28, 2021	May 31, 2021	May 31, 2020	Feb. 03, 2021	Feb. 29, 2020	Feb. 28, 2019
Property Plant And Equipment [Abstract]
Depreciation expense	$ 1.1	$ 4.9	$ 2.9	$ 13.1	$ 9.7	$ 5.9